UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    4/25/2003
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          193
                                         -----------
Form 13F Information Table Value Total:     $128,343
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       14     500          Sole             Sole      0    0
AOL Time Warner                Com              00184a10       899   82800          Sole             Sole      0    0
AT&T Corp.                     Com              001957109        3     200          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      675  102300          Sole             Sole      0    0
Abbott Labs                    Com              002824100      466   12400          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      123    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     2628  199850          Sole             Sole      0    0
All American Semiconductor     Com              016557100        1     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       24    1500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1214   36600          Sole             Sole      0    0
Alltel Corp. Del               Com              020039103       24     536          Sole             Sole      0    0
Altera Corp                    Com              021441100      427   31500          Sole             Sole      0    0
American Electric Power        Com              025537101       36    1560          Sole             Sole      0    0
American International Group   Com              026874107     2146   43400          Sole             Sole      0    0
Amgen                          Com              31162100        81    1400          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100      492   34800          Sole             Sole      0    0
Applied Materials              Com              038222105     2042  162300          Sole             Sole      0    0
Ascential Software             Com              04362p108       28   10000          Sole             Sole      0    0
BP p.l.c                       Com              055622104      140    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106      730   24800          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        1     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105      684   10238          Sole             Sole      0    0
Bell South Corp.               Com              079860102       76    3500          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      107      50          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      191      30          Sole             Sole      0    0
Boeing Co.                     Com              097023105       25    1000          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     2079   98401          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109       96    2100          Sole             Sole      0    0
CIT Group                      Com              125581108       34    2000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        1    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108     1032  129000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Calpine Corporation            Com              13134706         2     550          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      394    8000          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     2808  221100          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       36    5000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100       840   13000          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       20    1000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101      131   30000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     1573  121200          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     2281   66223          Sole             Sole      0    0
Clorox Co.                     Com              189054109      416    9000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       11    4000          Sole             Sole      0    0
Comcast Cl A Vtg               Com              20030n101       15     523          Sole             Sole      0    0
Comcast Corporation            Com              20030n200       93    3400          Sole             Sole      0    0
Compuware Corp                 Com              205638109       51   15000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104       59    1100          Sole             Sole      0    0
Consolidated Edison            Com              209115104      515   13400          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      517   24800          Sole             Sole      0    0
Corning Inc.                   Com              219350105       53    9000          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      267   11000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      134    7500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      341   12500          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       36    1500          Sole             Sole      0    0
Dominion Resources             Com              257470104       55    1000          Sole             Sole      0    0
Dot Hill Systems Corp          Com              25848t109       24    4000          Sole             Sole      0    0
Duke Energy                    Com              264399106     1752  120500          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      312   43100          Sole             Sole      0    0
Eastman Kodak                  Com              277461109     1326   44800          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        6    2100          Sole             Sole      0    0
Electronic Data Systems Corp.  Com              285661104     2390  135800          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       34    3000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      560   22000          Sole             Sole      0    0
European Warrant Fund Inc.     Com              298792102       69   35000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2917   83454          Sole             Sole      0    0
Fannie Mae                     Com              313586109     1568   24000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       62     228          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      751     203          Sole             Sole      0    0
Long Beach
First National Bank Of Alaska  Com              322387101      148     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207        7     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301      186    3500          Sole             Sole      0    0
Genentech, Inc.                Com              368710406        4     100          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     1046   19000          Sole             Sole      0    0
General Electric Co.           Com              369604103     3427  134400          Sole             Sole      0    0
General Mills Inc.             Com              370334104      137    3000          Sole             Sole      0    0
General Motors Corp.           Com              370442105      447   13300          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       53    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106       72    1000          Sole             Sole      0    0
Great Lakes Reit               Com              390752103      298   21000          Sole             Sole      0    0
Groupo Trobosa Adr.            Com              40049F204        0    2000          Sole             Sole      0    0
H&R Block                      Com              093671105      107    2500          Sole             Sole      0    0
Halliburton Co.                Com              406216101       41    2000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       21     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2059   84300          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      715   45997          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     2365   97100          Sole             Sole      0    0
Horizon Health Corporation     Com              44041y104       17    1000          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         1     300          Sole             Sole      0    0
INSCI Corp                     Com              45765T106        0    5000          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104      663  102000          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       68    3000          Sole             Sole      0    0
Intel Corp.                    Com              458140100     3543  217600          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       21   12000          Sole             Sole      0    0
International Business         Com              459200101     3404   43400          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770        6     100          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     1661   38700          Sole             Sole      0    0
Ishares Russell 2000 Index     Com              464287655     1184   16450          Sole             Sole      0    0
Fund
Ishares Russell Midcap Index   Com              464287499      968   20400          Sole             Sole      0    0
Fund
Ishares S&P Midcap 400 Index   Com              464287507      131    1600          Sole             Sole      0    0
Fund
JDS Uniphase                   Com              46612j101      190   66500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       42    1500          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     2017   34860          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      100    2200          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       16     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1068   18500          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     1855  190620          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       23     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109      128    2700          Sole             Sole      0    0
Loews Corp.                    Com              540424108      175    4400          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        9    6000          Sole             Sole      0    0
MBIA Inc.                      Com              555903103       30    2000          Sole             Sole      0    0
MGIC Investment                Com              552848103      287    7300          Sole             Sole      0    0
MacroChem Corp                 Com              555903103        1    2500          Sole             Sole      0    0
Marsh & Mclennan               Com              568459101      239    5600          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     1189   82200          Sole             Sole      0    0
MedImmune Syst Corp            Com              584699102        7     200          Sole             Sole      0    0
Merck & Co.                    Com              589331107      808   14745          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      634   17900          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108     1010   38300          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     2052   84754          Sole             Sole      0    0
Monet Entertainment Group LTD  Com              609278106        0       6          Sole             Sole      0    0
Monsanto Company               Com              61166w101        3     200          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104      472   18700          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      153    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2438  124450          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204      824   58800          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105       32    2000          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100       45   21500          Sole             Sole      0    0
Northrop Grumman               Com              666807102       51     600          Sole             Sole      0    0
Ocean Energy Inc Tex (New)     Com              67481e106      100    5000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105      779   71800          Sole             Sole      0    0
Palm, Inc.                     Com              696642206        0      10          Sole             Sole      0    0
Pennsylvania Power & Light     Com              69351t106       71    2000          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     2706   86850          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       54    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10       213    6400          Sole             Sole      0    0
Raymond James Financial        Com              754730109       47    1800          Sole             Sole      0    0
Raytheon Co. Cl A              Com              755111309      142    5000          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      205    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103     1012   28000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      248    6080          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103      169    2000          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103        7     100          Sole             Sole      0    0
SBC Communications             Com              78387G103      481   24000          Sole             Sole      0    0
SLM Corporation                Com              78442P106      344    3100          Sole             Sole      0    0
Schering-Plough                Com              806605101      442   24800          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108     1254   33000          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      131    9500          Sole             Sole      0    0
Scientific Games Corp Cl A     Com              80874p09        16    3000          Sole             Sole      0    0
Shurgard Storage Centers       Com              82567D104      357   11500          Sole             Sole      0    0
Siebel Systems Inc.            Com              826170102       88   11000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      237    7000          Sole             Sole      0    0
Southern Co.                   Com              842587107     1121   39400          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100       76    2800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107       22    1500          Sole             Sole      0    0
Sun Bancorp, Inc.              Com              86663b102       50    3400          Sole             Sole      0    0
Sun Microsystems               Com              866810104      375  114900          Sole             Sole      0    0
Teco Energy                    Com              872375100     1281  120500          Sole             Sole      0    0
Tellabs Inc                    Com              879664100        6    1000          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103      195   10100          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106        4     300          Sole             Sole      0    0
Unumprovident Corp Com         Com              91529y106       98   10000          Sole             Sole      0    0
Unisys                         Com              909214108      741   80000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2761   78100          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       46    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      208    4000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     2073  121800          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     7038  199550          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       52    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     2563  121000          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      112    2500          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        3   15000          Sole             Sole      0    0
Xerox Corporation              Com              984121103       30    3500          Sole             Sole      0    0
iShares S&P 100 Index ETF      Com              464287101        4     100          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107     1443  206100          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827t100      850   90348          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080n108       47    9000          Sole             Sole      0    0
Royce Value Trust Inc          Com              780910105      401   32906          Sole             Sole      0    0
Templeton Dragon Fund          Com              88018t101      775   86100          Sole             Sole      0    0
CORTS Trust for Ford Motor 8%  Pref             22082k209      360   16000          Sole             Sole      0    0
New Plan Excel Realty 8.625    Pref             648053502      314   12500          Sole             Sole      0    0
Pref B
Innkeepers USA Trust 8.625%    Conv             4576j0302     1642   71400          Sole             Sole      0    0
Ser A Conv
Great Lakes REIT Pref A 9.75%  Pref             390752202      603   23800          Sole             Sole      0    0
Oxy Capital Tr I               Pref             692070204      570   22200          Sole             Sole      0    0
Blackrock Calif. Muni Fund     Com              09247U107      111    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     3653  371200          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106     3250  485800          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100     2291  163200          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104     4249  369500          Sole             Sole      0    0
TCW/DW Term 2003               Com              87234u108     2076  193500          Sole             Sole      0    0
iShares GS $ InvesTop          Com              464287242      110    1000          Sole             Sole      0    0
Corporate Bond Fund